MONEY MARKET OBLIGATIONS TRUST
Government Obligations Fund
Government Obligations Tax-Managed Fund
Prime Obligations Fund
Tax-Free Obligations Fund
Supplement to Prospectuses and Statements of Additional Information dated September 30, 1998


               I. At the June 24, 1999 shareholder meeting, shareholders approved the following changes to become effective July 1, 1999:

                     (1)   Elected three Trustees.

                     (2) Ratified the selection of the Trust's independent auditors.

                     (3) Made changes to the Funds' fundamental investment limitations and policies:

                           (a) Amended the Funds' fundamental investment limitation regarding diversification of its investments to read as follows:

                                "With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer."

                           (b) Amended the Funds' fundamental investment limitation regarding borrowing money and issuing senior securities to read as follows:

                                "The Fund may borrow money, directly or
                                indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act."



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                           (c)  Amended the Funds' fundamental investment
                                limitation regarding investing in real estate to read as follows:

                                "The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner."

                           (d) Amended the Funds' fundamental investment limitation regarding investing in commodities to read as follows:

                                "The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities. For purposes of this limitation, the Funds do not consider financial futures contracts to be commodities."

                           (e) Amended the Funds' fundamental investment limitation regarding underwriting securities to read as follows:

                                "The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933."

                           (f) Amended the Funds' fundamental investment
limitation regarding lending assets to read as follows:

                                "The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests."

                                (Please note: Prime Obligations Fund has no
present intention to engage in securities lending.)



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                           (g)  Amended the Funds' (except Prime Obligations
                                Fund) fundamental investment limitation
                                regarding concentration of the Fund's
                                investments in the securities of companies in the same industry to read as follows:

                                "The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry. To conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. As a non-fundamental operating policy, the Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry."

                           (h) Amended the Prime Obligations Fund's fundamental investment limitation regarding concentration of the Fund's investments in the securities of companies in the same industry to read as follows:

                                "The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry, except that the Fund may invest 25% or more of the value of its total assets in the commercial paper issued by finance companies. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry. To conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect."

                           (i) Amended, and made non-fundamental, the Funds' fundamental limitation regarding pledging assets to read as follows:

                                "The Fund will not mortgage, pledge, or
                                hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities."

                           (j) Amended, and made non-fundamental, the Funds' fundamental investment limitation regarding buying securities on margin to read as follows:

                                "The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities."

                           (k) Made non-fundamental the following fundamental
investment policy of Prime Obligations Fund:

                                "The Fund will generally invest 25% or more of its total assets in commercial paper issued by finance companies. The finance companies in which the Fund intends to invest can be divided into two categories, commercial finance companies and consumer finance companies. Commercial finance companies are principally engaged in lending to corporations or other businesses. Consumer finance companies are primarily engaged in lending to individuals. Captive finance companies or finance subsidiaries which exist to facilitate the marketing and financial activities of their parent will, for purposes of industry concentration, be classified in the industry of their parent's corporation. In addition, the Fund may invest 25% or more of the value of its total assets in instruments issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment. Concentrating investments in one industry may subject the Fund to more risk than if it did not concentrate."

                     (4) Removed certain of the Funds' fundamental investment limitations:

               (a)  Removed  the  Funds'   fundamental   investment   limitation
                    regarding selling securities short;

                           (b) Removed the Funds' (Prime Obligations Fund and Tax-Free Obligations Fund only) fundamental investment limitation regarding investing in restricted securities;

II. The following actions were taken by the Board of Trustees with regard to non-fundamental investment limitations and policies:

                     (1) Removed the Funds' non-fundamental investment limitation regarding investing in the securities of a company for the purpose of exercising control or management.

                     (2) Removed the Funds' non-fundamental investment limitation regarding investing in puts, calls, straddles, spreads, or any combination of them.

                     (3) Amended the Funds' non-fundamental investment limitation regarding illiquid securities to read as follows:

                           "The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets."

                     (4) Amended the Funds' non-fundamental investment limitation regarding investing in securities of other investment companies to read as follows:

               "The Fund may invest its assets in securities of other investment companies."

                     (5) Amended the following non-fundamental investment policy of Prime Obligations Fund and Tax-Free Obligations Fund only:

                           "The Fund invests in money market instruments that are either rated in the two highest short-term rating categories or the three highest long-term rating categories by one or more nationally recognized statistical rating organizations or are of comparable quality to securities having such ratings."

                     (6) Approved the elimination of the following undertaking of the Funds :

               "The Fund has no present intent to borrow money or pledge securities in excess of 5% of the value of its net assets."

                     (7) Approved the addition of a non-fundamental investment limitation as follows when applying the concentration restriction to the Funds:

                           "(a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities."

                     (8) Approved the addition of the following non-fundamental investment policies:

                    (a) "The Government Obligations Tax-Managed Fund may engage in securities lending transactions."

                           (b) "The Tax-Free Obligations Fund may engage in
reverse repurchase agreement transactions."

                           (c) "The Government Obligations Fund will pursue its investment objective by investing in a portfolio of U.S. government securities maturing in 397 days or less."

                           (d) "The Government Obligations Tax-Managed Fund will pursue its investment objective by investing in a portfolio of U.S. government securities maturing in 397 days or less."

                           (e) "The Prime Obligations Fund will pursue its investment objective by investing in a portfolio of money market instruments maturing in 397 days or less."

                           (f) "The Tax-Free Obligations Fund will pursue its investment objective by investing in a portfolio of municipal securities maturing in 397 days or less."

                     (9)   Approved the elimination of the Funds'
                           non-fundamental investment policy pertaining to when-issued and delayed delivery transactions that provides that each Fund will not engage in such transactions to an extent that would cause the segregation of more than 20% of the value of its total assets.

                                                                   June 24, 1999





[Graphic]
Federated Investors
Federated Securities Corp., Distributor
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
Cusip    60934N104         Cusip    60934N203
Cusip    60934N807         Cusip    60934N708
Cusip    60934N856         Cusip    60934N401
Cusip    60934N849         Cusip    60934N880
G02621-03 (6/99)


money market obligations trust
automated cash management trust
treasury obligations fund
Supplement to Prospectuses dated September 30, 1998


At the, June 24, 1999 shareholder meeting, shareholders approved the following changes:

         (1)   Elected three Trustees.

         (2) Ratified the selection of the Trust's independent auditors.

The meeting was adjourned to August 11, 1999, 2:00 p.m. (Eastern time), at 2800 Corporate Drive, Pittsburgh, PA 15237-7000 with respect to the following proposals:

         (3) To make the following changes to the Funds' fundamental investment limitations and policies:

               (a) To amend the Treasury Obligations Fund's fundamental investment limitation regarding diversification;

               (b) To amend the Funds' fundamental investment limitations regarding borrowing money and issuing senior securities;

               (c) To amend the Funds' fundamental investment limitations regarding investing in real estate;

               (d) To amend the Funds' fundamental investment limitations regarding investing in commodities;

               (e) To amend the Funds' fundamental investment limitations regarding underwriting securities;

               (f) To amend the Funds' fundamental investment limitations regarding lending assets;

               (g) To amend the Funds' fundamental investment limitations regarding concentration of the Funds' investments in the securities of companies in the same industry;

               (h) To amend, and to make non-fundamental, the Funds' fundamental limitations regarding pledging assets;

               (i) To amend, and to make non-fundamental, the Funds' fundamental investment limitations regarding buying securities on margin;

               (j) To amend, and to make non-fundamental, the Automated Cash Management Fund's fundamental investment policies regarding the types of money market instruments that the Fund is permitted to purchase;

               (k) To amend, and to make non-fundamental, the Automated Cash Management Fund's fundamental investment limitation regarding investing in securities of other investment companies;

               (l) To make non-fundamental the Automated Cash Management Fund's fundamental investment policy regarding investing in U.S. government securities;

               (m) To make non-fundamental the Automated Cash Management Fund's fundamental investment policy regarding purchasing bank instruments;

               (n) To make non-fundamental the Automated Cash Management Fund's fundamental investment policy regarding purchasing commercial paper;

               (o) To make non-fundamental the Automated Cash Management Fund's fundamental investment policy regarding engaging in repurchase agreement transactions; and

               (p) To make non-fundamental the Automated Cash Management Fund's fundamental investment policy regarding engaging in when-issued and delayed delivery transactions.

         (4) To eliminate certain of the Funds' fundamental investment limitations:

                  (a) To remove the Funds' fundamental investment limitation regarding selling securities short;

                  (b) To remove the Automated Cash Management Fund's fundamental investment limitation regarding investing for the purpose of control; and

                  (c) To remove the Automated Cash Management Fund's fundamental investment limitation regarding the purchase of securities of certain issuers.


                                                                   June 24, 1999

[Graphic]
Federated Investors
Federated Securities Corp., Distributor
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779 Cusip 60934N831 Cusip 60934N864 Cusip 60934N500 Cusip 60934N872 Cusip 60934N823 G02621-04 (6/99)